Other Income	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Other Income [Line Items]
Other Income

15. Other Income

In 2021, the Company recognized other loss of $40,086, net of $45,826 from realized foreign exchange loss offset by rental income of $5,740. In 2020, the Company recognized other income of $300,000 from a legal settlement in the Consolidated Statements of Operations and Comprehensive Loss for the year.